Annual Total Returns - FundsManager 50% Portfolio [BarChart] - 02.28 VIP FundsManager 50% Portfolio Investor Solo PRO-11 - FundsManager 50% Portfolio - VIP FundsManager 50% Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(0.42%)
Annual Return 2012	10.13%
Annual Return 2013	14.90%
Annual Return 2014	5.10%
Annual Return 2015	0.14%
Annual Return 2016	4.22%
Annual Return 2017	14.46%
Annual Return 2018	(5.20%)
Annual Return 2019	17.89%
Annual Return 2020	13.98%